Subsequent Events, Shares Issued under SEPA (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 23, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares Issued under SEPA [Abstract]
Net proceeds from issuance of common shares		$ 12,492	$ 4,565	$ 0
Subsequent Event [Member] | SEPA [Member]
Shares Issued under SEPA [Abstract]
Issuance of common shares (in shares)	1,816,493
Net proceeds from issuance of common shares	$ 5,783